Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of Useful Lives Of Property, Plant and Equipment

Asset category	Depreciable life
Buildings	20 - 30 years
Leasehold improvements	Lesser of the useful life of the improvement or the terms of the underlying lease
Machinery	3 - 15 years
Furniture, fixtures and equipment	3 - 10 years
Computer hardware and software	3 - 12 years